John Hancock Floating Rate Income Fund

Summary prospectus 1/1/17

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the Statement of Additional Information and most recent reports, online at jhinvestments.com/Forms/Prospectuses.aspx. You can also get this information at no cost by calling 800-225-5291 (Class A, Class B, and Class C) or 888-972-8696 (Class I and Class R6) or by sending an email request to info@jhinvestments.com. The fund's prospectus and Statement of Additional Information, both dated 1/1/17, and most recent financial highlights information included in the shareholder report, dated 8/31/16, are incorporated by reference into this summary prospectus.

TICKERS

A: JFIAX	B: JFIBX	C: JFIGX	I: JFIIX	R6: JFIRX

Investment objective

To seek a high level of current income.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 19 to 20 of the prospectus under "Sales charge reductions and waivers" or pages 204 to 208 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Shareholder fees (%) (fees paid directly from your investment)	A	B	C	I	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	2.50	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	0.50 (on certain purchases, including those of $250,000 or more)	5.00	1.00	None	None
Small account fee (for fund account balances under $1,000) ($)	20	20	20	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	B	C	I	R6
Management fee	0.68	0.68	0.68	0.68	0.68
Distribution and service (Rule 12b-1) fees	0.30	1.00	1.00	0.00	0.00
Other expenses	0.18	0.18	0.18	0.16	0.07
Total annual fund operating expenses	1.16	1.86	1.86	0.84	0.75

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	B		C		I	R6
Shares		Sold	Not Sold	Sold	Not Sold
1 year	365	689	189	289	189	86	77
3 years	609	885	585	585	585	268	240
5 years	872	1,206	1,006	1,006	1,006	466	417
10 years	1,624	1,997	1,997	2,180	2,180	1,037	930

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual

John Hancock Floating Rate Income Fund

fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating-rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa by a nationally recognized statistical rating organization such as Moody's Investors Service, Inc. or BBB by Standard and Poor's Ratings Services), at the time of purchase, or are of comparable quality, as determined by the manager, and other floating-rate securities. Bonds that are rated at or below BB by Standard and Poor's Ratings Services or Ba by Moody's Investors Service, Inc. are considered junk bonds.

The fund may invest in domestic and foreign loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate such as the Prime Rate, the London InterBank Offered Rate (LIBOR), or another generally recognized base lending rate. Loans and debt instruments rated below investment grade are considered speculative. The fund may invest in loans of companies whose financial conditions are troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. Some loans may be illiquid. The fund may also acquire and hold warrants and other equity interests. The fund may invest in loans, loan participations, and other securities of any maturity and duration. The fund may also invest in loans of any aggregate principal amount, which will vary from time to time.

For purposes of reducing risk and/or improving liquidity, the fund may invest in derivative instruments such as options (including options on securities indexes) and swaps (including credit default swaps).

The fund may invest in any number of issuers and may, at times, invest its assets in a small number of issuers. The fund's investment process may result in a higher-than-average portfolio turnover ratio.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Distressed investments risk. Distressed investments, including loans, mortgages, bonds, and notes, may not be publicly traded and may involve substantial risk. A fund may lose up to its entire investment.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends

John Hancock Floating Rate Income Fund

to utilize include: credit default swaps, options, and swaps. Options and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small number of issuers risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for funds which may invest a large portion of assets in any one issuer or a small number of issuers.

Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B, and Class C), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I and Class R6).

A note on performance

Class A and Class R6 shares commenced operations on January 2, 2008 and September 1, 2011, respectively. Returns prior to the commencement date of Class R6 shares are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 3.00% to 2.50%, effective February 3, 2014. After-tax returns for other share classes would vary.

Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 8.31%.
Best quarter:   Q2 '09, 14.24%
Worst quarter:   Q4 '08, –21.45%

John Hancock Floating Rate Income Fund

Average annual total returns (%)—as of 12/31/15	1 year	5 year	Since inception (01/02/08)
Class A (before tax)	–6.76	1.54	2.97
after tax on distributions	–8.62	–0.38	0.87
after tax on distributions, with sale	–3.78	0.48	1.52
Class B	–9.70	0.97	2.53
Class C	–5.90	1.38	2.60
Class I	–4.06	2.44	3.68
Class R6	–3.96	2.47	3.71
S&P/LSTA Performing Loan Index (reflects no deduction for fees, expenses, or taxes)	0.10	3.66	4.52

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor Western Asset Management Company
Sub-Subadvisor Western Asset Management Company Limited

Portfolio management

Michael C. Buchanan, CFA Deputy Chief Investment Officer Managed the fund since 2008	S. Kenneth Leech Chief Investment Officer Managed the fund since 2014	Timothy J. Settel Co-Portfolio Manager Managed the fund since 2008

Purchase and sale of fund shares

The minimum initial investment requirement for Class A and Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans or certain fee-based or wrap accounts. The minimum initial investment requirement for Class I shares is $250,000, except that the fund may waive the minimum for any category of investors at the fund's sole discretion. The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; Trustees; employees of the advisor or its affiliates; or members of the fund's portfolio management team. There are no subsequent minimum investment requirements for any of these share classes. Purchases of Class B shares are closed to new and existing investors except by exchange from Class B shares of another John Hancock fund or through dividend and/or capital gains reinvestment.

Shares may be redeemed on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our website: jhinvestments.com; or by telephone: 800-225-5291 (Class A, Class B, and Class C); 888-972-8696 (Class I and Class R6).

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. These payments are not applicable to Class R6 shares. Ask your salesperson or visit your financial intermediary's website for more information.

© 2017 JOHN HANCOCK FUNDS, LLC 3280SP 1/1/17 SEC file number: 811-21779